Financial instruments	6 Months Ended
Dec. 31, 2019
Financial instruments
Financial instruments

Financial instruments

Fair value

Fair value is determined using valuation techniques as outlined unless the instrument is listed in an active market. Where possible, inputs are based on quoted prices and other market determined variables.

Fair value hierarchy

The table below represents significant financial instruments measured at fair value at the reporting date, or for which fair value is disclosed at 31 December 2019. This includes the US dollar bonds, interest rate swap, ethane swap, embedded derivative and zero-cost foreign exchange collars which were considered to be significant financial instruments for the group based on the amounts recognised in the statement of financial position. The calculation of fair value requires various inputs into the valuation methodologies used. The source of the inputs used affects the reliability and accuracy of the valuations. Significant inputs have been classified into the hierarchical levels in line with IFRS 13.

Level 1	Quoted prices in active markets for identical assets or liabilities.
Level 2	Inputs other than quoted prices that are observable for the asset or liability (directly or indirectly).
Level 3	Inputs for the asset or liability that are unobservable.

	IFRS 13 fair value hierarchy	Carrying value	Fair value

Instrument		Rm	Rm	Valuation method	Significant inputs
Listed long-term debt	Level 1	45 829	49 001	Fair value	Quoted market price for the same or similar instruments
Derivative financial assets and liabilities	Level 2	(537)	(537)	Forward rate interpolator model, discounted expected cash flows, numerical approximation, as appropriate	Foreign exchange rates, market commodity prices, US$ swap curve, as appropriate
Derivative financial assets and liabilities¹	Level 3	(674)	(674)	Forward rate interpolator model, discounted expected cash flows, numerical approximation, as appropriate	US PPI and US labour index forecast, US dollar and Rand treasury curves, Rand zero swap discount rate
1	Relates to the embedded derivative contained in the Oxygen Train 17 agreement with Air Liquide, IFRS 16 adoption impact of R624 million and R50 million fair value adjustment at 31 December 2019.
For all other financial instruments, fair value approximates carrying value.